Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
10.	Leases

The Company’s operating leases mainly related to plants and buildings, some of which include options to extend leases that have not been included in the calculation of the Company’s lease liabilities and right-of-use assets. The Company recognizes rent on a straight-line basis over the expected term of the lease, which includes rent holidays and scheduled rent increases. For leases with terms greater than 12 months, the Company records the related asset and lease liability at the present value of lease payments over the lease term.

As of December 31, 2021, there were no finance leases entered into by the Company.

As of December 31, 2021, the weighted average remaining lease term was 10.0 years and weighted average discount rate was 4.9% for the Company’s operating leases. Operating leases cost excluding cost of short-term leases for the year ended December 31, 2021 was $16,220. Short-term leases cost for the year ended December 31, 2021 was $1,464 (2020 - $784, 2019 - $487). Supplemental cash flow information related to operating leases was as follows:

	For the year ended December 31,
	2021	2020
Cash payments for operating leases	$14,067	$856
Right-of-use assets obtained in exchange for operating lease liabilities	50,611	71,824

Future lease payments under operating leases as of December 31, 2021 were as follows:

2022	$19,059
2023	19,307
2024	17,341
2025	17,626
2026	89,811
Thereafter	89,811
Total future lease payments	252,955
Less: Imputed interest	130,105
Total lease liability balance	$122,850

Minimum future rental payments under short-term leases for the year ending December 31, 2021 was $68.

As of December 31, 2021, additional operating leases that have not yet commenced were immaterial.